Discontinued Operations (Tables)	12 Months Ended
May 25, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Earnings from discontinued operations, net of taxes in our accompanying consolidated statements of earnings are comprised of the following:

(in millions)	Fiscal Year
	May 25, 2014	May 26, 2013	May 27, 2012
Sales	$2,472.1	$2,630.9	$2,671.6

Earnings before income taxes	135.3	247.3	281.2
Income tax expense	32.3	72.7	84.9
Earnings from discontinued operations, net of tax	$103.0	$174.6	$196.3

The following table presents the carrying amounts of the major classes of assets and liabilities associated with the restaurants reported as discontinued operations and classified as held for sale on our accompanying consolidated balance sheet as of May 25, 2014:

(in millions)	May 25, 2014
Current assets	$241.0
Land, buildings and equipment, net	1,084.8
Other assets	64.5
Total assets	$1,390.3

Current liabilities	$130.6
Other liabilities	84.9
Total liabilities	$215.5